Taxation (Effect of Tax Holidays) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Aggregate effect	131,127	145,224	195,935
Basic ordinary share effect	0.24	0.26	0.34
Diluted ordinary share effect	0.24	0.26	0.34